UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Trinity Capital of Jacksonville, Inc.

                                 Address: 1819 Goodwin Street
                                          Jacksonville, Fl 32204

                                 13F File Number: 028-04449


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:   Christopher M. Todd

Title:  CFO

Phone:  904-355-5014

Signature,                          Place,                  and Date of Signing:

/s/ Christopher M. Todd             Jacksonville Fl             02/17/04
-------------------------           --------------------    --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

No. 13F File Number                        Name

---  ------------------------------        -------------------------------------

---  ------------------------------        -------------------------------------

---  ------------------------------        -------------------------------------

---  ------------------------------        -------------------------------------

---  ------------------------------        -------------------------------------

            TRINITY CAPITAL OF JACKSONVILLE, INC. COMPOSITE REPORTING
                      VALUATION REPORT - WITH VOTING RIGHTS
                                   12/31/2003

                                   TITLE OF                  VALUE      SHARES/  SH/ PUT/  INVSTMT   OTHER       VOTING AUTHORITY
    NAME OF ISSUER                  CLASS         CUSIP     (x$1000)    PRN AMT  PRN CALL  DSCRETN  MANAGERS   SOLE     SHARED  NONE
-----------------------           -----------   ---------  ----------  --------- --- ---- --------- --------  -------   ------  ----

ALLEGHANY CORP (DELAWARE)CMN      COMMON STOCK  017175100   9,456,250     42,500 SH          42,500             42,500
AMERICAN HEALTHWAYS INC.CMN       COMMON STOCK  02649V104   1,909,600     80,000 SH          80,000             80,000
AMERICAN PHARMACEUTICALS
  PTNRSCMN                        COMMON STOCK  02886P109   4,368,000    130,000 SH         130,000            130,000
ANGLOGOLD LTD (SPON ADR NEW)
  SPONSORED ADR                   COMMON STOCK  035128206   4,670,000    100,000 SH         100,000            100,000
APEX SILVER MINES LIMITEDCMN      COMMON STOCK  G04074103   1,463,000     70,000 SH          70,000             70,000
ATHEROGENICS INCCMN               COMMON STOCK  047439104     743,000     50,000 SH          50,000             50,000
BERKSHIRE HATHAWAY INC CL-A
  (DEL) CLASS A                   COMMON STOCK  084670108   8,425,169        100 SH             100                100
CATALINA MARKETING CORP
  COMMON STOCK                    COMMON STOCK  148867104  24,192,000  1,200,000 SH       1,200,000          1,200,000
COCA COLA FEMSA SA SPON ADR       COMMON STOCK  191241108   9,558,000    450,000 SH         450,000            450,000
COEUR D-ALENE MINES CORPORD
  CMN                             COMMON STOCK  192108108   5,780,000  1,000,000 SH       1,000,000          1,000,000
COSTCO WHOLESALE CORPORATION
  CMN                             COMMON STOCK  22160K105   7,436,000    200,000 SH         200,000            200,000
DEVON ENERGY CORPORATION (NEW)
  CMN                             COMMON STOCK  25179M103   4,580,800     80,000 SH          80,000             80,000
ECHOSTAR COMMUNICATIONS
  CORPCL-A CLASS A                COMMON STOCK  278762109  10,197,000    300,000 SH         300,000            300,000
ENCANA CORPCMN                    COMMON STOCK  292505104  15,776,000    400,000 SH         400,000            400,000
EOG RESOURCES INCCMN              COMMON STOCK  26875P101   3,693,600     80,000 SH          80,000             80,000
ESPERION THERAPEUTICS INCCMN      COMMON STOCK  29664R106   2,076,000     60,000 SH          60,000             60,000
FLORIDA ROCK IND INCCMN           COMMON STOCK  341140101  11,518,500    210,000 SH         210,000            210,000
FPIC INSURANCE GROUP INCCMN       COMMON STOCK  302563101   6,272,500    250,000 SH         250,000            250,000
HEALTHSOUTH CORPORATIONCMN        COMMON STOCK  421924101  12,255,300  2,670,000 SH       2,670,000          2,670,000
HECLA MINING CO.CMN               COMMON STOCK  422704106   4,145,000    500,000 SH         500,000            500,000
HUGHES ELECTRONICS CORPORATION
  CMN                             COMMON STOCK  444418107  11,585,000    700,000 SH         700,000            700,000
IMCLONE SYS INCCMN                COMMON STOCK  45245W109   2,379,600     60,000 SH          60,000             60,000
IMPERIAL OIL LTD COMMON (NEW)CMN  COMMON STOCK  453038408     888,400     20,000 SH          20,000             20,000
INFINITY PPTY & CAS CORPCMN       COMMON STOCK  45665Q103  24,787,500    750,000 SH         750,000            750,000
JOHNSON & JOHNSONCMN              COMMON STOCK  478160104  12,915,000    250,000 SH         250,000            250,000
MERCK & CO.INC.CMN                COMMON STOCK  589331107  11,550,000    250,000 SH         250,000            250,000
MI DEVELOPMENTS INC.CMN           COMMON STOCK  55304X104   6,980,000    250,000 SH         250,000            250,000
NAUTILUS GROUP, INC (THE)CMN      COMMON STOCK  63910B102   4,215,000    300,000 SH         300,000            300,000
NEWMONT MNG CORP HLDNG COCMN      COMMON STOCK  651639106  24,305,000    500,000 SH         500,000            500,000
NEWS CORPORATION LIMITED (THE)
  ADR PFD USD0                    COMMON STOCK  652487802   2,367,426     78,262 SH          78,262             78,262
NOKIA CORP SPON ADRSPONSORED
  ADR CMN                         COMMON STOCK  654902204  30,600,000  1,800,000 SH       1,800,000          1,800,000
PALOMAR MEDICAL TECHNOLOGIES
  (NEW)                           COMMON STOCK  697529303      45,078      4,285 SH           4,285              4,285
PAN AMERICAN SILVER CORPCMN       COMMON STOCK  697900108   4,290,000    300,000 SH         300,000            300,000
PETROCHINA CO LTDSPONSORED ADR    COMMON STOCK  71646E100  30,236,500    530,000 SH         530,000            530,000
PFIZER INC.CMN                    COMMON STOCK  717081103   8,832,500    250,000 SH         250,000            250,000
PLACER DOME INCORD CMN            COMMON STOCK  725906101   8,059,500    450,000 SH         450,000            450,000
PRIORITY HEALTHCARE CORPSER-B
  CLASS B                         COMMON STOCK  74264T102  16,828,000    700,000 SH         700,000            700,000
SILVER STANDARD RESOURCES
  INCCMN                          COMMON STOCK  82823L106   3,348,000    300,000 SH         300,000            300,000
TECK COMICO LTD                   COMMON STOCK  878742204   5,075,699    300,000 SH         300,000            300,000
TRIMERIS INC.CMN                  COMMON STOCK  896263100   1,675,200     80,000 SH          80,000             80,000
US ONCOLOGY INCCMN                COMMON STOCK  90338W103   1,380,616    128,310 SH         128,310            128,310
XL CAPITAL LTD CL-ACMN CLASS A    COMMON STOCK  G98255105   7,755,000    100,000 SH         100,000            100,000